UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



          Report for the Calendar Year or Quarter Ended: June 30, 2003

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Hygrove Management LLC

Address:  350 Madison Avenue, 21st Floor
          New York, NY 10017


13F File Number: 28-10066

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Brian S. Posner
Title:  Managing Member
Phone:  (212) 931-9000


Signature, Place and Date of Signing:


/s/ Brian S. Posner             New York, New York                8/11/03
____________________        ________________________       __________________
     [Signature]                  [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

     Form 13F File Number            Name


     28-
         -----------------------     --------------------------

                             Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  54

Form 13F Information Table Value Total: $182,380
                                         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]


No.        Form 13F File Number                 Name

           28-
----          -------------------               ------------------------------

                                                    FORM 13F INFORMATION TABLE


             Column 1              Column 2    Column 3    Column 4         Column 5     Column 6  Column 7         Column 8
                                                           Market
                                                           Value      Shares/   Sh/ Put/ Invstmt   Other         Voting Authority
         Name of Issuer         Title of Class CUSIP       (x $1000)  Prn Amt.  Prn Call Discretn  Mgrs        Sole   Shared  None
ACCENTURE LTD BERMUDA           CL A           G1150G111     4,251     235,000  SH       Sole                 235,000    0     0
ACXIOM CORP                     Common Stock   005125109     3,782     248,000  SH       Sole                 248,000    0     0
ALLIANT TECHSYSTEMS             Common Stock   018804104     4,334      83,500  SH       Sole                  83,500    0     0
AMERICAN STD COS INC COM        Common Stock   029712106     2,588      35,000  SH       Sole                  35,000    0     0
AMERISOURCE BERGEN CORP         Common Stock   03073E105     3,121      45,000  SH       Sole                  45,000    0     0
ANADARKO PETE CORP COM          Common Stock   032511107     2,646      59,500  SH       Sole                  59,500    0     0
ARAMARK CORP                    CL B           038521100     4,372     195,000  SH       Sole                 195,000    0     0
AUTOMATIC DATA PROCESSING       Common Stock   053015103     3,149      93,000  SH       Sole                  93,000    0     0
BANK ONE CORP                   Common Stock   06423a103     3,160      85,000  SH       Sole                  85,000    0     0
EMCOR GROUP INC                 Common Stock   29084q100     3,554      72,000  SH       Sole                  72,000    0     0
EVEREST RE GROUP LTD            Common Stock   G3223R108     1,905      24,900  SH       Sole                  24,900    0     0
FAIRCHILD SEMICONDUCTOR         Common Stock   303726103     2,138     167,200  SH       Sole                 167,200    0     0
GARTNER GROUP                   CL B           366651206       784     104,500  SH       Sole                 104,500    0     0
GARTNER INC                     Common Stock   366651107     4,790     631,900  SH       Sole                 631,900    0     0
HASBRO INC                      Common Stock   418056107     1,924     110,000  SH       Sole                 110,000    0     0
KEY ENERGY SERVICES INC         Common Stock   492914106     2,948     275,000  SH       Sole                 275,000    0     0
L-3 COMMUNICATIONS HLDS         Common Stock   502424104     5,045     116,000  SH       Sole                 116,000    0     0
LEHMAN BROS HLDGS INC COM       Common Stock   524908100     3,191      48,000  SH       Sole                  48,000    0     0
METALS USA                      Common Stock   591324207        85      20,400  SH       Sole                  20,400    0     0
MICROSOFT CORP                  Common Stock   594918104     4,866     190,000  SH       Sole                 190,000    0     0
MUELLER INDUSTRIES INC          Common Stock   624756102     1,792      66,100  SH       Sole                  66,100    0     0
NEWFIELD EXPL CO COM            Common Stock   651290108     4,206     112,000  SH       Sole                 112,000    0     0
OCCIDENTAL PETROLEUM CORP       Common Stock   674599105     5,137     153,100  SH       Sole                 153,100    0     0
PARTNERRE LTD                   Common Stock   G6852T105     2,601      50,900  SH       Sole                  50,900    0     0
PENTAIR INC                     Common Stock   709631105     1,758      45,000  SH       Sole                  45,000    0     0
PITNEY BOWES INC COM            Common Stock   724479100     5,996     156,100  SH       Sole                 156,100    0     0
PRIDE INTERNATIONAL             Common Stock   74153q102     1,600      85,000  SH       Sole                  85,000    0     0
REGAL ENTERTAINMENT GROUP       CL A           758766109     2,358     100,000  SH       Sole                 100,000    0     0
SCHWAB CORP                     Common Stock   808513105     3,077     305,000  SH       Sole                 305,000    0     0
SOVEREIGN BANCORP               Common Stock   845905108     2,653     169,500  SH       Sole                 169,500    0     0
TEKTRONIX INC                   Common Stock   879131100     1,836      85,000  SH       Sole                  85,000    0     0
TIDEWATER INC                   Common Stock   886423102     2,496      85,000  SH       Sole                  85,000    0     0
TRAVELERS PROPERTY CASUALTY     CL A           89420G109     7,537     474,000  SH       Sole                 474,000    0     0
TYCO INTERNATIONAL LTD          Common Stock   902124106     1,708      90,000  SH       Sole                  90,000    0     0
VERIZON COMMUNICATIONS INC      Common Stock   92343V104     1,973      50,000  SH       Sole                  50,000    0     0
WATERS CORP                     Common Stock   941848103     3,059     105,000  SH       Sole                 105,000    0     0
WILLIS GROUP HOLDINGS           Common Stock   G96655108     4,514     146,800  SH       Sole                 146,800    0     0
WPP GROUP PLC                   SPONS ADR      929309300     4,279     106,800  SH       Sole                 106,800    0     0
XL CAPITAL LTD                  CL A           G98255105     6,076      73,200  SH       Sole                  73,200    0     0
ZALE CORP                       Common Stock   988858106     4,512     112,800  SH       Sole                 112,800    0     0
BAXTER INTL                     CORP UNITS 7%  071813406     2,265      46,200  SH       Sole                  46,200    0     0
AVAYA DEC 7.5 PUTS              PUTS           0534998xu       785     121,500  SH  P    Sole                 121,500    0     0
DELL COMPUTER AUG 32.5 PUTS     PUTS           2470258tz     4,139     130,000  SH  P    Sole                 130,000    0     0
DOW JONES SEPT 40 PUTS          PUTS           2605618uh     2,582      60,000  SH  P    Sole                  60,000    0     0
FANNIE MAE SEPT 70 PUTS         PUTS           3135868un     1,012      15,000  SH  P    Sole                  15,000    0     0
INTEL AUG 20 PUTS               PUTS           4581408td     5,203     250,000  SH  P    Sole                 250,000    0     0
JP MORGAN SEPT 30 PUTS          PUTS           46625h8uf     2,051      60,000  SH  P    Sole                  60,000    0     0
LEHMAN BROS AUG 70 PUTS         PUTS           5249088tn     3,190      48,000  SH  P    Sole                  48,000    0     0
MICROSOFT JULY 23.75 PUTS       PUTS           5949188sr     4,872     190,000  SH  P    Sole                 190,000    0     0
S&P 500 SEPT 975 PUTS           PUTS           64881j9uo    14,618      15,000  SH  P    Sole                  15,000    0     0
CELESTICA JAN 10 CALLS          CALLS          15101x9ab     1,576     100,000  SH  C    Sole                 100,000    0     0
COMMERCE BANCORP SEPT 40 CALLS  CALLS          2005199ih     2,226      60,000  SH  C    Sole                  60,000    0     0
US STEEL JAN 15 CALLS           CALLS          9129099ac     3,274     200,000  SH  C    Sole                 200,000    0     0
AMERICAN TOWER                  NOTE 2.250%
                                10/1           029912AD4     2,791   3,500,000  PRN      Sole               3,500,000    0     0
                                                         ---------
                                                           182,380
                                                         =========


03612.0001 #422429